Financial instruments (Tables)	3 Months Ended
Mar. 31, 2018
Financial instruments.
Schedule of financial instruments

		Book value		Fair value
	Level	March 31, 2018 (Unaudited)	December 31, 2017	March 31, 2018 (Unaudited)	December 31, 2017
Assets:
Short-term investments	2	627.7	1,036.1	627.7	1,036.1
Long term investments	3	906.4	836.0	906.4	836.0
Restricted investments (*)	2	3.9	8.8	3.9	8.8
Derivative financial instruments (*)	2	442.8	420.8	442.8	420.8

Liabilities:
Loans and financing (*) (a)	2	3,387.6	3,489.9	3,389.5	3,461.0
Derivative financial instruments (*)	2/3	430.5	426.9	430.5	426.9

(*)Includes current and non-current.

Schedule of senior notes swaps

Options Structure	Coupon Payments		Principal Payment

Period	Apr/2018 to Apr/2019	Oct/2019 to Oct/2024	Oct/2024
Notional	US$12 million	US$12 million	US$400 million
Put option bought	—	3.2865	N/A
Call option bought	N/A	N/A	3.2865
Call option sold	—	4.7500	4.7500

Schedule of derivative financial instruments

	March 31, 2018 (Unaudited)		December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract	—	(12.0)	—	(14.7)
Fair value hedge
Interest rate swap contract	6.0	—	4.7	—
Derivatives not designated as hedge
Interest rate swap contract (*)	—	(393.3)	4.2	(385.2)
Forward foreign currency contract (*)	246.0		219.9	—
Heating oil forward contracts	5.2	—	4.5	—
Foreign currency options (*) (**)	185.6	(25.2)	187.5	(27.0)

	442.8	(430.5)	420.8	(426.9)

(*)Financial Instruments in connection with the Senior Notes, with a total net liability R$6.1. The senior notes were swapped into Reais using a set of instruments, where the Company receives U.S.dollar at 5.875% and pays Reais at 99.1% of CDI. More details see item Derivatives not designated as hedge accounting’

(**)Includes i) R$0.7 from a call-spread option in connection with a US$15 million loan which swaps the loan to Brazilian Reais, converting it from Libor 3M + 2.388% in U.S.Dollar to 124% of CDI + FX variation in Reais, and; ii) R$1.6 of some currency options denominated in US dollar in order to hedge the Company against the net exposure of US$ 25 million.

Schedule of financial liabilities by maturity

March 31, 2018 (Unaudited)	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total

Assets from derivative transactions	4.8	4.5	3.2	12.8	417.5	442.8
Liabilities from derivative transactions	(21.1)	—	(24.9)	(195.0)	(189.5)	(430.5)

Total derivative financial instruments	(16.3)	4.5	(21.7)	(182.2)	228.0	12.3

Schedule of positions related to cash flow hedge

March 31, 2018 (Unaudited)	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	67.3	LIBOR	Fixed rate	(12.0)

	67.3			(12.0)

December 31, 2017	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	87.4	LIBOR	Fixed rate	(14.7)

	87.4			(14.7)

Schedule of changes in other comprehensive loss (cash flow hedge reserve)

	March 31, 2018 (Unaudited)	December 31, 2017

Balance at the beginning of the period	(11.2)	(33.8)

Transactions settled during the period	(1.9)	6.4
Fair value adjustment	1.0	12.7
Deferred tax effect	2.9	3.5

Balance at the end of the period	(9.2)	(11.2)

Schedule of fair value of financial instruments

Assets measured at fair value (Unaudited)	March 31, 2018	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	627.7	—	627.7	—
Restricted investments (a)	3.9	—	3.9	—
Long-term investments (c)	906.4	—	—	906.4
Interest rate swap contract - fair value hedge option (b)	6.0	—	6.0	—
Forward foreign currency contract	246.0	—	246.0	—
Foreign currency options	185.6	—	185.6	—
Heating oil forward contracts	5.2	—	5.2	—

Liabilities measured at fair value (Unaudited)	March 31, 2018	Level 1	Level 2	Level 3

Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(12.0)	—	(12.0)	—
Interest rate swap contract- not designated as hedge	(393.3)	—	(393.3)	—
Foreign currency options	(25.2)	—	(25.2)	—

Assets measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	1.036.1	—	1.036.1	—
Restricted investments (a)	8.8		8.8	—
Long-term investments (c)	836.0	—	—	836.0
Interest rate swap contract - fair value hedge option (b)	4.7	—	4.7	—
Interest rate swap contract- not designated as hedge	4.2		4.2
Forward foreign currency contract	219.9	—	219.9	—
Foreign currency options	187.5		187.5
Heating oil forward contracts	4.5	—	4.5	—

Liabilities measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(14.7)	—	(14.7)	—
Interest rate swap contract- not designated as hedge	(385.2)	—	(385.2)	—
Foreign currency options	(27.0)	—	(27.0)	—

(a)Includes current and non-current.

(b)Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.

(c)The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end exchange rate. See Note 15

(d)The Company calculated the fair value of the put option by using the 12 months Libor rate as the coupon for the bond and applying it for the remaining time of the option.

Schedule of Level 3 financial assets reconciliation

	March 31, 2018 (Unaudited)	December 31, 2017

Balance at the beginning of the period	836.0	752.1

Foreign currency exchange gain (loss) (*)	10.4	47.8
Interest accrual (12.f.ii) (**)	8.2	29.6
Net present value adjustment (12.f.ii) (**)	(2.1)	(11.8)
Fair value of call-option (12.f.ii) (**)	53.9	18.3

Balance at the end of the period	906.4	836.0

(*) recorded in the “Foreign currency exchange, net” in the interim consolidated income statements line item.

(**) recorded in the “Result from related parties transactions, net” in the interim consolidated income statements line item.